Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
Investor Service Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Service Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Service Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently active.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Service Class | U.S. Government Portfolio | Investor Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	$ 1,188
Investor Service Class | U.S. Government Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.17%
2008	rr_AnnualReturn2008	1.30%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active.
[2]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.